Accounts payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Suppliers	$ 6,349	$ 14,672
Accounts payable	$ 10,004	28,748
Accounts payable settlement days	90 days
Other related parties
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	$ 3,655	14,076
Other related parties | Prepaid vessel operating expenses - SSM
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	2,131	734
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	434	2,333
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	283	286
Other related parties | Prepaid expense - SCM
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	260	507
Other related parties | Amounts due to related party port agents
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	260	137
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	180	7,333
Other related parties | Amounts due to a related party bunker supplier
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	95	2,322
Other related parties | Mercury Pool Limited
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	10	0
Other related parties | Scorpio LR2 Pool Limited
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	$ 2	$ 424